Employee Costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of employee costs and numbers [line items]
Average number of employees	99,349	99,827	101,192
Manufacturing [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	38,632	38,611	37,025
Selling, general and administration [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	49,141	49,961	52,121
Research and development [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	11,576	11,255	12,046